CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Cost of revenues from a related party	$ 664	4,139	$ 0	$ 0